UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 February 01, 2008 to March 01, 2008

 Commission File Number of issuing entity: 333-139693-22

 Lehman Mortgage Trust 2008-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-139693

 Structured Asset Securities Corporation
 (Exact name of depositor as specified in its charter)

 Lehman Brothers Holdings Inc.
 (Exact name of sponsor as specified in its charter)


 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Not Applicable
 (I.R.S. Employer Identification No.)

 745 Seventh Avenue
 New York, NY                                                    10019
 (Address of principal executive offices of the issuing entity)  (Zip Code)


 (212) 526-7000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  1-A1                             _____    _____    __X___    ____________
  1-A2                             _____    _____    __X___    ____________
  1-A3                             _____    _____    __X___    ____________
  1-A4                             _____    _____    __X___    ____________
  1-A5                             _____    _____    __X___    ____________
  1-A6                             _____    _____    __X___    ____________
  1-A7                             _____    _____    __X___    ____________
  1-A8                             _____    _____    __X___    ____________
  1-A9                             _____    _____    __X___    ____________
  1-A10                            _____    _____    __X___    ____________
  1-A11                            _____    _____    __X___    ____________
  1-A12                            _____    _____    __X___    ____________
  1-A13                            _____    _____    __X___    ____________
  1-A14                            _____    _____    __X___    ____________
  1-A15                            _____    _____    __X___    ____________
  1-A16                            _____    _____    __X___    ____________
  1-A17                            _____    _____    __X___    ____________
  AP                               _____    _____    __X___    ____________
  B1                               _____    _____    __X___    ____________
  B2                               _____    _____    __X___    ____________
  B3                               _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On March 25, 2008 a distribution was made to holders of Lehman Mortgage Trust 2008-2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 3. Sales of Securities & Use of Proceeds.

 On February 29, 2008, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on
 Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A under the Securities
 Act) or to certain accredited investors (as defined in Rule 501(a) of Regulation D promulgated under the Securities Act):

          Class            Initial Principal Balance
          Class B4         $1,208,000
          Class B5         $862,000
          Class B6         $690,138
          Class P          $100,000 - Prepayment Penalty Amount
          LT-R             N/A - Non-Economic Tax Residual

 The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Lehman Mortgage Trust 2008-2, relating to the March 25, 2008 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Lehman Mortgage Trust 2008-2
 (Issuing Entity)


 Aurora Loan Services LLC
 (Master Servicer)

 /s/ Michele Olds
 Michele Olds, Vice President Servicer Oversight

 Date: April 03, 2008

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Lehman Mortgage Trust 2008-2, relating to the March 25, 2008 distribution.